CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2022 (Unaudited)

COMMON STOCKS - 6.2%	Shares	Value
Energy - 6.2%
Oil & Gas Services & Equipment - 6.2%
PHI Group, Inc. * (Cost $1,609,094)	149,912	$ 1,649,032

CORPORATE BONDS - 32.0%	Par Value	Value
Communications - 1.4%
Telecommunications - 1.4%
Qwest Corporation, 7.250%, due 09/15/25	$ 370,000	$ 368,150

Consumer Discretionary - 4.0%
Automotive - 3.5%
Ford Motor Credit Company, LLC, 2.150%, due 06/20/24	200,000	187,626
General Motors Corporation, 4.875%, due 10/02/23	250,000	248,818
General Motors Financial Company, Inc., 5.100%, due 01/17/24	500,000	498,209
		934,653
E-Commerce Discretionary - 0.5%
eBay, Inc., 2.750%, due 01/30/23	140,000	139,559

Energy - 8.6%
Oil & Gas Producers - 8.6%
EQT Corporation, 6.125%, due 02/01/25 (a)	600,000	601,734
Kinder Morgan Energy Partners, L.P., 3.450%, due 02/15/23	300,000	298,919
ONEOK, Inc.,
5.000%, due 09/15/23	350,000	349,974
2.750%, due 09/01/24	575,000	550,314
Pioneer Natural Resources Company, 0.550%, due 05/15/23	500,000	490,590
		2,291,531
Financials - 8.0%
Banking - 8.0%
Bank of America Corporation, 4.000%, due 01/22/25	200,000	195,995
Capital One Bank, 3.375%, due 02/15/23	250,000	249,164
JPMorgan Chase & Company,
3.375%, due 05/01/23	500,000	496,705
1.100%, due 06/22/26	650,000	550,646
Wells Fargo & Company, 4.125%, due 08/15/23	650,000	647,269
		2,139,779
Health Care - 2.0%
Biotech & Pharma - 2.0%
McKesson Corporation, 2.850%, due 03/15/23	540,000	536,251

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 32.0% (Continued)	Par Value	Value
Industrials - 2.7%
Engineering & Construction - 0.6%
Fluor Corporation, 3.500%, due 12/15/24	$ 166,000	$ 158,913

Industrial Support Services - 2.1%
United Rentals North America, Inc., 5.500%, due 05/15/27	570,000	562,433

Technology - 4.4%
Semiconductors - 1.1%
QUALCOMM, Inc., 2.600%, due 01/30/23	300,000	299,149

Technology Hardware - 2.7%
Corning, Inc., 7.250%, due 08/15/36	500,000	527,650
Hewlett Packard Enterprise Company, 4.450%, due 10/02/23	200,000	198,932
		726,582
Technology Services - 0.6%
Thomson Reuters Corporation, 4.300%, due 11/23/23	150,000	148,613

Utilities - 0.9%
Electric Utilities - 0.9%
American Electric Power Company, Inc., 2.031%, due 03/15/24	250,000	240,122

Total Corporate Bonds (Cost $8,668,537)		$ 8,545,735

U.S. TREASURY OBLIGATIONS - 51.2%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.1%
2.375%, due 01/15/25	$ 551,072	$ 554,596

U.S. Treasury Notes - 49.1%
0.125%, due 12/31/22	2,000,000	1,993,672
2.375%, due 01/31/23	1,000,000	996,914
1.500%, due 02/28/23	1,000,000	992,828
2.500%, due 03/31/23	1,000,000	993,279
2.750%, due 04/30/23	1,000,000	992,383
2.750%, due 05/31/23	1,000,000	990,898
2.750%, due 11/15/23	6,250,000	6,133,301
		13,093,275

Total U.S. Treasury Obligations (Cost $13,791,073)		$ 13,647,871

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 15.1%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 3.60% (b) (Cost $4,019,203)	4,019,203	$ 4,019,203

Total Investments at Value - 104.5% (Cost $28,087,907)		$ 27,861,841

Liabilities in Excess of Other Assets - (4.5%)		(1,186,435)

Net Assets - 100.0%		$ 26,675,406

*	Non-income producing security.
(a)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2022.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.